UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07838

American Select Portfolio, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Item 1: Schedule of Investments

SCHEDULE OF INVESTMENTS

American Select Portfolio
November 30, 2005 (Unaudited)

Description of Security			Date Acquired	Par Value	Cost	Value (a)
Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b)- 4.7%
U.S. Agency Mortgage-Backed Securities - 4.7%
Fixed Rate - 4.7%:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18				$2,990,891	$3,081,734	$3,006,025
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29				467,275	458,660	491,868
Federal National Mortgage Association, 5.00%, 11/1/17				1,469,149	1,476,797	1,449,492
Federal National Mortgage Association, 6.50%, 6/1/29				1,509,918	1,499,861	1,548,708
Federal National Mortgage Association, 7.50%, 5/1/30				121,452	117,432	127,768
Federal National Mortgage Association, 8.00%, 5/1/30				40,668	40,162	43,291

Total U.S. Government Agency Mortgage-Backed Securities					6,674,646	6,667,152

Corporate Note - 3.7%
Adjustable Rate (d) - 3.7%
Stratus Properties, 8.59%, 1/1/08			12/28/00	5,000,000	5,000,000	5,150,000

Whole Loans and Participation Mortgages (c)(d) - 100.7%
Commercial Loans - 42.0%
12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10 (e)			12/22/04	5,200,000	5,200,000	5,197,040
7 Broadway, Albuquerque, NM, 7.49%, 1/1/08			12/17/04	4,146,739	4,146,739	4,197,673
Advanced Circuits and Hopkins II Business Center, Hopkins, MN, 5.38%, 12/1/05 (b)			11/08/01	2,046,974	2,046,974	2,046,974
Best Buy, Fullerton, CA, 8.63%, 1/1/11			12/29/00	1,819,693	1,819,693	1,910,677
George Gee Pontiac, Liberty Lake, WA, 7.35%, 7/1/10 (e)			06/30/05	4,675,000	4,675,000	4,908,750
George Gee Pontiac, Liberty Lake, WA, 7.35%, 7/1/10 (e)			06/30/05	2,125,000	2,125,000	2,231,250
Landmark Bank Center, Sarasota, FL, 5.85%, 7/1/09			10/01/04	4,757,164	4,757,164	4,795,497
Northlynn Plaza, Lynnwood, WA, 7.65%, 9/1/12 (b)			08/22/02	3,828,126	3,828,126	4,019,532
Northrop Grumman Campus I, Colorado Springs, CO, 7.35%, 12/1/08			11/15/05	5,700,000	5,700,000	5,871,000
Northrop Grumman Campus II, Colorado Springs, CO, 14.00%, 12/1/08			11/15/05	1,100,000	1,100,000	1,133,000
Oxford Mall, Oxford, MS, 8.02%, 10/1/06 (e)			09/24/04	5,175,000	5,175,000	5,175,000
Peony Promenade, Plymouth, MN, 6.93%, 6/1/13 (b)			05/12/03	5,061,145	5,061,145	5,314,202
Point Plaza, Turnwater, WA, 8.43%, 1/1/11 (b)			04/19/04	6,099,177	6,099,177	5,744,484
Town Square #6, Olympia, WA, 7.40%, 9/1/12 (b)			08/02/02	3,916,110	3,916,110	4,111,916
Victory Packaging, Phoenix, AZ, 8.53%, 1/1/12 (b)			12/20/01	2,490,514	2,490,514	2,615,040
					58,140,642	59,272,035

Multifamily Loans - 58.7%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15 (b)			08/11/03	4,694,397	4,694,397	4,727,891
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15			08/11/03	710,526	710,526	746,052
Casa del Vista Apartments, Carson City, NV, 8.40%, 1/1/08 (b)			12/15/00	2,891,324	2,891,324	2,978,064
Castle Arms Apartments, Austin, TX, 8.00%, 4/1/06			03/19/99	892,843	892,843	892,843
Centre Court, White Oaks and Green Acres Apartments, North Canton and Massilon, OH, 8.65%, 1/1/09 (b)			12/30/98	3,719,050	3,719,050	3,867,812
Churchill Park Apartments I, San Antonio, TX, 7.27%, 2/1/06 (b) (e)			12/23/02	8,650,000	8,650,000	8,313,659
Churchill Park Apartments II, San Antonio, TX, 9.88%, 2/1/06 (e)			12/23/02	375,000	375,000	315,954
Colonia Tepeyac Apartments I, Dallas, TX, 7.27%, 12/1/06 (e)			12/03/03	5,744,000	5,744,000	5,800,193
Colonia Tepeyac Apartments II, Dallas, TX, 14.88%, 12/1/06 (e)			12/03/03	718,000	718,000	714,547
El Conquistador Apartments, Tucson, AZ, 7.65%, 4/1/09 (b)			03/24/99	2,689,909	2,689,909	2,797,506
Forest Hills Apartments, Hickory, NC, 7.52%, 2/1/08 (e)			02/01/05	7,300,000	7,300,000	7,474,105
Fountain Villas, Phoenix, AZ, 7.47%, 9/1/08 (e)			08/08/05	1,825,000	1,825,000	1,825,000
Four Seasons Apartments, Charlotte, NC, 7.47%, 3/1/08 (e)			02/28/05	2,160,000	2,160,000	2,201,926
Greenwood Residences, Milton, WA, 7.63%, 4/1/08 (b)			03/12/98	2,191,104	2,191,104	2,256,837
Hunters Meadow, Colorado Springs, CO, 7.80%, 8/1/12			07/02/02	6,210,742	6,210,742	6,521,279
Lakeside Village Apartments I, Oklahoma City, OK, 7.24%, 6/1/07 (e)			05/19/04	3,700,000	3,700,000	3,717,697
Lakeside Village Apartments II, Oklahoma City, OK, 14.88%, 6/1/07 (e)			05/19/04	460,000	460,000	438,470
Revere Apartments, Revere, MA, 7.28%, 5/1/09 (b)			04/22/99	1,201,790	1,201,790	1,249,862
RP Urban Partners, Oxnard, CA, 7.49%, 3/1/10 (e)			02/23/05	5,000,000	5,000,000	5,095,850
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 (b)			06/05/03	7,023,225	7,023,225	7,231,794
Village Commons Apartments, San Ramon, CA, 6.42%, 5/1/08 (e)			04/27/05	7,060,000	7,060,000	7,078,709
Woodstock Apartments I, Dallas, TX, 7.02%, 1/1/06 (e)			12/06/01	8,300,000	8,300,000	5,810,000
Woodstock Apartments II, Dallas, TX, 11.00%, 1/1/06 (e)			12/06/01	1,000,000	1,000,000	700,000
					84,516,910	82,756,050
Total Whole Loans and Participation Mortgages					142,657,552	142,028,085

Description of Security				Shares	Cost	Value (a)
(Percentages of each investment category relate to net assets)

Preferred Stocks - 9.1%
Real Estate Investment Trusts - 9.1%
AMB Property, Series M				8,700	$222,285	$213,150
BRE Properties, Series C				68,000	1,713,000	1,689,800
BRE Properties, Series D				3,434	86,548	83,549
Capital Automotive				11,550	289,179	272,811
Carramerica Realty Corp, Series E				44,669	1,156,034	1,121,192
Developers Diversified Realty, Series H				9,437	239,256	237,812
Developers Diversified Realty, Series I				52,912	1,356,657	1,341,319
Duke Realty Corp., Series L				71,000	1,787,780	1,693,350
Health Care Properties, Series E				3,510	90,207	88,627
PS Business Parks, Inc., Series H				30,000	744,036	729,000
PS Business Parks, Inc., Series I				16,000	388,272	376,800
PS Business Parks, Inc., Series M				22,210	554,629	544,145
Public Storage, Series E				55,000	1,382,250	1,347,500
Regency Centers Corp., Series C				5,888	151,779	147,494
Regency Centers Corp., Series D				64,000	1,592,900	1,532,000
Vornado Realty Trust, Series F				60,000	1,491,563	1,431,600

Total Preferred Stocks					13,246,375	12,850,149

Total Investments in Unaffiliated Securities					167,578,573	166,695,386

Short-Term Investment - 0.9%
First American Prime Obligations Fund, Class Z (f)				1,309,420	1,309,420	1,309,420

Total Investments in Securities (g) - 119.1%					$168,887,993	$168,004,806

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; the issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The fund's investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

As of November 30, 2005, the fund held fair value securities with a value of $147,178,085 or 104.4% of net assets.

(b)			On November 30, 2005, securities valued at $63,942,725 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral

$6,613,079	11/10/2005	4.10%	12/12/2005	$24,101	(1)

15,000,000	11/1/2005	4.97%	12/1/2005	62,061	(2)

6,000,000	11/14/2005	5.00%	12/1/2005	14,156	(2)

$27,613,079				$100,318

*Interest rate as of November 30, 2005. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:
(1)			Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $2,990,891 par
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $467,275 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,469,149 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,509,918 par
Federal National Mortgage Association, 7.50%, 5/1/30, $121,452 par
Federal National Mortgage Association, 8.00%, 5/1/30, $40,668 par
(2)			Morgan Stanley:
Advanced Circuits and Hopkins II Business Center, 5.38%, 12/1/05, $2,046,974 par
Briarhill Apartments I, 6.90%, 9/1/15, $4,694,397 par
Casa del Vista Apartments, 8.40%, 1/1/08, $2,891,324 par
Centre Court, White Oaks, and Green Acres Apartments, 8.65%, 1/1/09, $3,719,050 par
Churchill Park Apartments I, 7.27%, 2/1/06, $8,650,000 par
El Conquistador Apartments, 7.65%, 4/1/09, $2,689,909 par
Greenwood Residences, 7.63%, 4/1/08, $2,191,104 par
Northlynn Plaza, 7.65%, 9/1/12, $3,828,126 par
Peony Promenade, 6.93%, 6/1/13, $5,061,145 par
Point Plaza, 8.43%, 1/1/11, $6,099,177 par
Revere Apartments, 7.28%, 5/1/09, $1,201,790 par
Town Square #6, 7.40%, 9/1/12, $3,916,110 par
Victory Packaging, 8.53%, 1/1/12, $2,490,514 par

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $60,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $60,000,000 lending commitment.

(c)			Interest rates on commercial and multifamily loans are the rates in effect as of November 30, 2005.
(d)

Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(e)

Interest only- Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of November 30, 2005.

(f)			Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management which also serves as advisor for the fund.
(g)

On November 30, 2005, the cost of investments in securities was $168,887,993. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation					$3,184,076
Gross unrealized depreciation					(4,067,263)
Net unrealized depreciation					$(883,187)

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By: /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006